Cover	Aug. 31, 2021
Cover [Abstract]
Entity Registrant Name	AEROCENTURY CORP.
Entity Central Index Key	0001036848
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 31, 2021
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-3263974
Entity Address Address Line 1	1440 Chapin Avenue
Entity Address Address Line 2	Suite 310
Entity Address City Or Town	Burlingame
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94010
City Area Code	650
Local Phone Number	340-1888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Security Exchange Name	NYSE